STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,502,204)	$ (600,835)
Adjustments to reconcile net loss to net cash used in operating activities:
Warrant expense	301,606	207,784
Stock options expense	73,435	0
Changes in operating assets and liabilities:
Other receivables	(15,070)	(9,120)
Prepaid expenses	(7,155)	(2,346)
Accounts payable	261,569	(24,523)
Accrued interest on convertible notes	17,854	7,968
Advances to related parties	0	7,957
Refundable taxes receivable	109,470	61,078
Net cash used in operating activities	(760,495)	(352,037)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from convertible notes	400,357	325,000
Proceeds from sale of common stock	366,455	41,630
Net cash provided by financing activities	766,812	366,630
CASH FLOWS FROM INVESTING ACTIVITIES	0	0
Effect of exchange rate on cash	(14,667)	(58)
Net increase (decrease) in cash	(8,350)	14,535
Cash, beginning of year	15,131	596
Cash, end of year	6,781	15,131
Non-cash financing activity
Conversion of convertible notes	0	483,768
Warrant expense	$ 390,713	$ 207,784